Investment in affiliate companies and available-for-sale securities - Summarized financial information of the affiliate companies (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Schedule of Equity Method Investments [Line Items]
Revenue	$ 159,221		$ 143,624		$ 287,011	$ 260,575
Net income	47,278	$ (5,128)	24,545	$ 1,314	42,150	25,859
Navios Partners [Member]
Schedule of Equity Method Investments [Line Items]
Revenue	280,661		152,009		517,278	217,072
Time charter and voyage expenses	(21,718)		(5,869)		(38,861)	(8,364)
Direct vessel expenses	(12,920)		(3,989)		(24,113)	(7,143)
Vessel operating expenses	(73,989)		(41,771)		(147,161)	(64,733)
Net income	$ 118,160		$ 99,913		$ 203,825	$ 236,592